Document and Entity Information	Nov. 10, 2020
Entity Information [Line Items]
Entity Central Index Key	0001758057
Amendment Flag	false
Document Type	8-K
Document Period End Date	Nov. 10, 2020
Entity Registrant Name	GORES METROPOULOS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38791
Entity Tax Identification Number	83-1804317
Entity Address, Address Line One	9800 Wilshire Blvd.
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212
City Area Code	310
Local Phone Number	209-3010
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class A Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	GMHI
Security Exchange Name	NASDAQ
Warrant
Entity Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	GMHIW
Security Exchange Name	NASDAQ
Units
Entity Information [Line Items]
Title of 12(b) Security	Units
Trading Symbol	GMHIU
Security Exchange Name	NASDAQ